OPERATING SEGMENTS - Financial performance by operating segment (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING SEGMENTS
Threshold Revenue, bank corporate and government sales force targets and specializes	$ 100,000
Financial performance by operating segment
Total interest and valuation	16,688,650	$ 17,380,684	$ 16,116,500
Interest income on loans and financial leases	16,132,977	16,628,320	15,566,424
Total Debt investments	841,959	1,042,185	601,374
Derivatives	(337,796)	(182,769)	(22,575)
Total liquidity operations	51,510	(107,052)	(28,723)
Interest expenses	(5,863,008)	(6,179,794)	(5,670,216)
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments	10,825,642	11,200,890	10,446,284
Total credit impairment charges, net	(7,526,449)	(3,411,121)	(3,843,072)
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments	3,299,193	7,789,769	6,603,212
Fees and commission income	4,598,413	4,578,972	3,994,259
Fees and commissions expenses	(1,561,585)	(1,553,239)	(1,213,056)
Total fees and commission income, net	3,036,828	3,025,733	2,781,203
Other operating income	1,844,572	1,535,247	1,251,567
Dividends and net income on equity investments	123,325	380,599	294,030
Recovery (Impairment) charges on cash-generating unit			168,756
Total operating income, net	8,303,918	12,731,348	11,098,768
Operating expenses	(7,157,355)	(7,429,227)	(6,988,996)
Impairment, depreciation and amortization	(837,790)	(824,590)	(493,902)
Total operating expenses	(7,995,145)	(8,253,817)	(7,482,898)
Profit before tax	$ 308,773	4,477,531	3,615,870
All other segments | Maximum
OPERATING SEGMENTS
Segment revenue, as a percentage of total revenue	10.00%
Segment assets, as a percentage of total assets	10.00%
Operating Segments
Financial performance by operating segment
Total interest and valuation	$ 16,687,505	17,551,479	16,203,225
Interest income on loans and financial leases	16,131,832	16,628,053	15,566,372
Total Debt investments	841,959	1,042,185	601,376
Derivatives	(337,796)	(11,707)	64,200
Total liquidity operations	51,510	(107,052)	(28,723)
Interest expenses	(5,863,008)	(6,179,794)	(5,670,216)
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments	10,824,497	11,371,685	10,533,009
Total credit impairment charges, net	(7,533,731)	(3,382,462)	(3,843,072)
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments	3,290,766	7,989,223	6,689,937
Fees and commission income	4,598,413	4,578,984	3,994,408
Fees and commissions expenses	(1,561,585)	(1,553,239)	(1,213,056)
Total fees and commission income, net	3,036,828	3,025,745	2,781,352
Other operating income	1,845,368	1,541,009	1,286,237
Dividends and net income on equity investments	105,286	492,055	(409,444)
Recovery (Impairment) charges on cash-generating unit			168,756
Total operating income, net	8,278,248	13,048,032	10,516,838
Operating expenses	(7,157,355)	(7,429,463)	(6,988,994)
Impairment, depreciation and amortization	(836,887)	(823,285)	(492,939)
Total operating expenses	(7,994,242)	(8,252,748)	(7,481,933)
Profit before tax	284,006	4,795,284	3,034,905
Operating Segments | Banking | Colombia
Financial performance by operating segment
Total interest and valuation	11,944,262	12,970,741	12,215,644
Interest income on loans and financial leases	11,859,262	12,592,221	11,990,678
Total Debt investments	451,781	716,032	366,354
Derivatives	(381,725)	(172,399)	(17,023)
Total liquidity operations	14,944	(165,113)	(124,365)
Interest expenses	(3,914,661)	(4,408,233)	(4,194,772)
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments	8,029,601	8,562,508	8,020,872
Total credit impairment charges, net	(5,889,710)	(2,564,417)	(3,354,330)
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments	2,139,891	5,998,091	4,666,542
Revenues (Expenses) from transactions with other operating segments of the Bank	142	(19,212)	(6,986)
Fees and commission income	3,291,382	3,269,747	2,841,302
Fees and commissions expenses	(1,313,286)	(1,297,186)	(1,009,573)
Total fees and commission income, net	1,978,096	1,972,561	1,831,729
Other operating income	817,677	433,887	250,598
Dividends and net income on equity investments	43,737	131,029	(49,316)
Total operating income, net	4,979,543	8,516,356	6,692,567
Operating expenses	(4,967,506)	(5,203,354)	(4,902,500)
Impairment, depreciation and amortization	(405,811)	(407,102)	(177,779)
Total operating expenses	(5,373,317)	(5,610,456)	(5,080,279)
Profit before tax	(393,774)	2,905,900	1,612,288
Operating Segments | Banking | Panama
Financial performance by operating segment
Total interest and valuation	1,986,566	1,876,925	1,573,928
Interest income on loans and financial leases	1,793,826	1,654,600	1,449,441
Total Debt investments	170,416	172,610	101,599
Derivatives	(502)	1,625	(13,250)
Total liquidity operations	22,826	48,090	36,138
Interest expenses	(841,736)	(720,587)	(558,126)
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments	1,144,830	1,156,338	1,015,802
Total credit impairment charges, net	(907,910)	(408,132)	(269,164)
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments	236,920	748,206	746,638
Revenues (Expenses) from transactions with other operating segments of the Bank	(25,054)	(36,107)	(30,634)
Fees and commission income	310,773	350,055	312,762
Fees and commissions expenses	(118,016)	(143,616)	(120,520)
Total fees and commission income, net	192,757	206,439	192,242
Other operating income	30,145	29,704	39,781
Dividends and net income on equity investments	6,984	5,562	4,240
Total operating income, net	441,752	953,804	952,267
Operating expenses	(590,269)	(573,042)	(554,890)
Impairment, depreciation and amortization	(112,358)	(105,232)	(55,127)
Total operating expenses	(702,627)	(678,274)	(610,017)
Profit before tax	(260,875)	275,530	342,250
Operating Segments | Banking | El Salvador
Financial performance by operating segment
Total interest and valuation	1,226,150	1,094,422	931,405
Interest income on loans and financial leases	1,140,924	1,052,680	861,174
Total Debt investments	84,366	40,915	25,081
Derivatives	227
Total liquidity operations	633	827	45,150
Interest expenses	(293,317)	(295,433)	(252,351)
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments	932,833	798,989	679,054
Total credit impairment charges, net	(366,691)	(83,110)	(94,301)
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments	566,142	715,879	584,753
Revenues (Expenses) from transactions with other operating segments of the Bank	(7,531)	(2,154)	(2,029)
Fees and commission income	289,792	268,309	227,114
Fees and commissions expenses	(74,887)	(60,673)	(43,216)
Total fees and commission income, net	214,905	207,636	183,898
Other operating income	14,266	6,158	4,842
Dividends and net income on equity investments	858	211	1,894
Total operating income, net	788,640	927,730	773,358
Operating expenses	(424,516)	(444,933)	(402,831)
Impairment, depreciation and amortization	(69,318)	(46,381)	(26,122)
Total operating expenses	(493,834)	(491,314)	(428,953)
Profit before tax	294,806	436,416	344,405
Operating Segments | Banking | Guatemala
Financial performance by operating segment
Total interest and valuation	1,101,638	977,980	894,934
Interest income on loans and financial leases	1,012,174	905,016	821,276
Total Debt investments	83,767	73,152	72,896
Total liquidity operations	5,697	(188)	762
Interest expenses	(450,091)	(388,571)	(360,988)
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments	651,547	589,409	533,946
Total credit impairment charges, net	(297,386)	(333,699)	(136,289)
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments	354,161	255,710	397,657
Revenues (Expenses) from transactions with other operating segments of the Bank	(35,171)	(36,255)	(7,574)
Fees and commission income	176,268	170,854	141,253
Fees and commissions expenses	(39,871)	(38,006)	(29,320)
Total fees and commission income, net	136,397	132,848	111,933
Other operating income	74,021	68,288	52,287
Dividends and net income on equity investments	953	668	580
Total operating income, net	530,361	421,259	554,883
Operating expenses	(423,211)	(358,923)	(373,279)
Impairment, depreciation and amortization	(132,237)	(120,130)	(84,996)
Total operating expenses	(555,448)	(479,053)	(458,275)
Profit before tax	(25,087)	(57,794)	96,608
Operating Segments | Trust
Financial performance by operating segment
Total interest and valuation	32	152	404
Interest income on loans and financial leases	32	132
Total Debt investments		20	105
Total liquidity operations			299
Interest expenses	(166)	(138)	(39)
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments	(134)	14	365
Total credit impairment charges, net	(1,270)	(716)	(826)
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments	(1,404)	(702)	(461)
Revenues (Expenses) from transactions with other operating segments of the Bank	(24,159)	(25,529)	(32,509)
Fees and commission income	349,150	349,438	313,908
Fees and commissions expenses	(4,095)	(2,942)	(2,380)
Total fees and commission income, net	345,055	346,496	311,528
Other operating income	13,078	13,341	19,826
Dividends and net income on equity investments	29,145	43,498	18,572
Total operating income, net	361,715	377,104	316,956
Operating expenses	(104,005)	(121,259)	(111,614)
Impairment, depreciation and amortization	(1,379)	(1,031)	(588)
Total operating expenses	(105,384)	(122,290)	(112,202)
Profit before tax	256,331	254,814	204,754
Operating Segments | Investment banking
Financial performance by operating segment
Total interest and valuation		8	22
Total Debt investments		8	22
Interest expenses	(4)	(4)
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments	(4)	4	22
Total credit impairment charges, net	42	(251)	(135)
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments	38	(247)	(113)
Revenues (Expenses) from transactions with other operating segments of the Bank	20,509	31,585	20,187
Fees and commission income	37,447	30,829	20,271
Fees and commissions expenses	(61)	(154)	(46)
Total fees and commission income, net	37,386	30,675	20,225
Other operating income	1,524	5,830	965
Dividends and net income on equity investments	(2,503)	24,810	(67,990)
Recovery (Impairment) charges on cash-generating unit			173,339
Total operating income, net	56,954	92,653	146,613
Operating expenses	(23,658)	(32,558)	(24,110)
Impairment, depreciation and amortization	(217)	(187)	(131)
Total operating expenses	(23,875)	(32,745)	(24,241)
Profit before tax	33,079	59,908	122,372
Operating Segments | Brokerage
Financial performance by operating segment
Total interest and valuation	47,030	5,018	24,273
Interest income on loans and financial leases	45	96
Total Debt investments	17,086	14,757	14,728
Derivatives	29,209	(10,416)	7,694
Total liquidity operations	690	581	1,851
Interest expenses	(35)	(26)	(15)
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments	46,995	4,992	24,258
Total credit impairment charges, net	(1,518)	(4,363)	155
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments	45,477	629	24,413
Revenues (Expenses) from transactions with other operating segments of the Bank	61,393	62,628	55,843
Fees and commission income	112,628	113,364	113,970
Fees and commissions expenses	(3,597)	(3,229)	(2,734)
Total fees and commission income, net	109,031	110,135	111,236
Other operating income	(5,736)	(9,392)	(10,468)
Dividends and net income on equity investments	(27,930)	16,514	(12,416)
Total operating income, net	182,235	180,514	168,608
Operating expenses	(88,828)	(112,204)	(98,687)
Impairment, depreciation and amortization	(1,892)	(1,738)	(1,402)
Total operating expenses	(90,720)	(113,942)	(100,089)
Profit before tax	91,515	66,572	68,519
Operating Segments | International Banking
Financial performance by operating segment
Total interest and valuation	347,881	614,073	547,878
Interest income on loans and financial leases	293,802	411,504	434,754
Total Debt investments	33,885	24,682	20,559
Derivatives	14,995	169,483	86,779
Total liquidity operations	5,199	8,404	5,786
Interest expenses	(299,755)	(304,519)	(247,666)
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments	48,126	309,554	300,212
Total credit impairment charges, net	(56,122)	19,169	19,039
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments	(7,996)	328,723	319,251
Revenues (Expenses) from transactions with other operating segments of the Bank	118,854	167,419	98,987
Fees and commission income	28,896	25,800	20,840
Fees and commissions expenses	(4,600)	(3,922)	(3,408)
Total fees and commission income, net	24,296	21,878	17,432
Other operating income	12,939	7,067	15,668
Dividends and net income on equity investments	32	27	(270,523)
Total operating income, net	148,125	525,114	180,815
Operating expenses	(58,073)	(61,087)	(53,313)
Impairment, depreciation and amortization	(2,631)	(2,746)	(2,072)
Total operating expenses	(60,704)	(63,833)	(55,385)
Profit before tax	87,421	461,281	125,430
Operating Segments | All other segments
Financial performance by operating segment
Total interest and valuation	33,946	12,160	14,737
Interest income on loans and financial leases	31,767	11,804	9,049
Total Debt investments	658	9	32
Total liquidity operations	1,521	347	5,656
Interest expenses	(63,243)	(62,283)	(56,259)
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments	(29,297)	(50,123)	(41,522)
Total credit impairment charges, net	(13,166)	(6,943)	(7,221)
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments	(42,463)	(57,066)	(48,743)
Revenues (Expenses) from transactions with other operating segments of the Bank	(108,983)	(142,375)	(95,285)
Fees and commission income	2,077	588	2,988
Fees and commissions expenses	(3,172)	(3,511)	(1,859)
Total fees and commission income, net	(1,095)	(2,923)	1,129
Other operating income	887,454	986,126	912,738
Dividends and net income on equity investments	54,010	269,736	(34,485)
Recovery (Impairment) charges on cash-generating unit			(4,583)
Total operating income, net	788,923	1,053,498	730,771
Operating expenses	(477,289)	(522,103)	(467,770)
Impairment, depreciation and amortization	(111,044)	(138,738)	(144,722)
Total operating expenses	(588,333)	(660,841)	(612,492)
Profit before tax	200,590	392,657	118,279
Adjustments for consolidation
Financial performance by operating segment
Total interest and valuation	1,145	(170,795)	(86,725)
Interest income on loans and financial leases	1,145	267	52
Total Debt investments			(2)
Derivatives		(171,062)	(86,775)
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments	1,145	(170,795)	(86,725)
Total credit impairment charges, net	7,282	(28,659)
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments	8,427	(199,454)	(86,725)
Fees and commission income		(12)	(149)
Total fees and commission income, net		(12)	(149)
Other operating income	(796)	(5,762)	(34,670)
Dividends and net income on equity investments	18,039	(111,456)	703,474
Total operating income, net	25,670	(316,684)	581,930
Operating expenses		236	(2)
Impairment, depreciation and amortization	(903)	(1,305)	(963)
Total operating expenses	(903)	(1,069)	(965)
Profit before tax	$ 24,767	$ (317,753)	$ 580,965